Note 11 - Goodwill and Intangible Assets - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Carrying amount, balance	$ 430,378	$ 424,961
Addition from business combination (Note 3)		8,792
Effect of movements in exchange rates	(933)	(294)
Impairment	0	(3,081)
Impairment	0	3,081
Carrying amount, balance	429,445	430,378
Browser and News [member]
Statement Line Items [Line Items]
Carrying amount, balance	430,378	421,578
Addition from business combination (Note 3)		8,792
Effect of movements in exchange rates	(933)	8
Impairment	0	0
Impairment	0	(0)
Carrying amount, balance	429,445	430,378
All other segments [member]
Statement Line Items [Line Items]
Carrying amount, balance	0	3,383
Addition from business combination (Note 3)		0
Effect of movements in exchange rates	0	(302)
Impairment	0	(3,081)
Impairment	0	3,081
Carrying amount, balance	$ 0	$ 0